Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 868,572	¥ 981,390
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 700,758	¥ 598,524